Share Capital and Share Premium	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

9.       Share Capital and Share Premium

The authorised share capital of Globus consisted of the following:

	December 31,
	2021	2020	2019
Authorised share capital:
500,000,000 Common shares of par value $0.004 each	2,000	2,000	2,000
100,000,000 Class B Common shares of par value $0.001 each	100	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100	100
Total authorised share capital	2,200	2,200	2,200

Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.

9.       Share Capital and Share Premium (continued)

Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2019	32,057	—
Issued during the year for share-based compensation (note 12)	180	—
Issuance of common stock due to conversion of loan	19,998	—
As at December 31, 2019	52,235	—
Issued during the year for share-based compensation (note 12)	2,812	—
Issuance of common stock due to conversion of loan	11,678	—
Issuance of new common stocks	2,942,848	12
Issuance of common stock due to exercise of pre-funded warrants	25,000	—
Issuance of common stock due to exercise of warrants	5,550	—
As at December 31, 2020	3,040,123	12
Issued during the year for share-based compensation (note 12)	12,178	—
Issuance of new common stocks	14,905,000	60
Issuance of common stock due to exercise of pre-funded warrants	2,625,000	10
As at December 31, 2021	20,582,301	82

During the years ended December 31, 2021, 2020 and 2019, Globus issued 12,178, 2,812 and 180 common shares, respectively (par value $0.004 per share) as share-based payments.

As at December 31, 2021, 2020 and 2019, no Class B shares were outstanding.

On June 12, 2020, the Company entered into a stock purchase agreement and issued 50 of newly designated Series B Preferred Shares, par value $0.001 per share, to Goldenmare Limited, a company controlled by the Chief Executive Officer, Athanasios Feidakis, in return for $150, which amount was settled by reducing, on a dollar-for-dollar basis, the amount payable by the Company to Goldenmare Limited pursuant to a consultancy agreement. On July 27, 2020, the Company issued an additional 250 of its Series B preferred shares to Goldenmare Limited in return for $150. The $150 was settled by reducing, on a dollar-for-dollar basis, the amount payable by the Company to Goldenmare Limited pursuant to a consultancy agreement. The issuance of the Series B preferred shares to Goldenmare Limited was approved by an independent committee of the Company’s Board of Directors, which received fairness opinions from an independent financial advisor.

On March 2, 2021, the Company entered into a stock purchase agreement and issued 10,000 Series B Preferred Shares, par value $0.001 per share, to Goldenmare Limited, a company controlled by the Company’s Chief Executive Officer, Athanasios Feidakis, in return for $130, which amount was settled by reducing, on a dollar-for-dollar basis, the amount payable as executive compensation by the Company to Goldenmare Limited pursuant to a consultancy agreement. The issuance of the Series B preferred shares to Goldenmare Limited was approved by an independent committee of the Company’s Board of Directors, which received fairness opinions from an independent financial advisor.

On April 23, 2019, the outstanding principal amount of $3,100 plus the accrued interest of $70 outstanding under the Firment Shipping Inc. Credit Facility was converted to share capital at a conversion price of $280 per share and, accordingly, the Company issued 11,322 new common shares, par value $0.004 per share, to Firment Shipping Inc.

During the year ended December 31, 2019, an amount of approximately $1,789, principal and accrued interest, under the senior convertible note (note 11) was converted to share capital and the Company issued 8,676 new common shares, par value $0.004 per share, to the holder of the senior convertible note.

During the year ended December 31, 2020 and further to the conversion clause included into the Convertible Note (Note 11) an amount of approximately $1,168, principal and accrued interest, was converted to share capital at a conversion price of $100 per share and a total number of 11,678 new shares, par value $0.004 per share, were issued in name of the holder of the Convertible Note.

9.       Share Capital and Share Premium (continued)

On June 22, 2020, the Company issued 342,857 of its common shares, par value $0.004 per share, in an underwritten public offering at a price of $35 per unit. Each unit consisted of one common share and one Class A warrant to purchase one common share and immediately separated upon issuance. In addition, the Company granted to the underwriter a 45-day option to purchase up to an additional 51,429 common shares, par value $0.004 per share, (or pre-funded warrants in lieu thereof) and Class A warrants to purchase up to 51,429 common shares, at the public offering price less discounts and commissions. The underwriter exercised its option and purchased 51,393 common shares, par value $0.004 per share and Class A warrants to purchase 51,393 common shares. Each Class A warrant is immediately exercisable for one common share at an exercise price of $35 per share and expires five years from issuance. Total proceeds amounted to $12,695 before issuance expenses.

As at December 31, 2021 and 2020, the Company had issued 5,550 common shares, par value $0.004 per share, pursuant to exercise of outstanding Class A Warrants, resulting to cash proceeds of $194, and had 388,700 Class A Warrants outstanding to purchase an aggregate of 388,700 common shares, par value $0.004 per share.

On June 30, 2020, the Company issued 458,500 of its common shares, par value $0.004 per share, in a registered direct offering and warrants (“PP Warrants”) to purchase 458,500 common shares in a concurrent private placement for a purchase price of $27 per common share and PP Warrant. The warrants were exercisable upon issuance and had an exercise price of $30 per share, subsequently reduced to $18 per share. Total proceeds amounted to $11,513 before issuance expenses.

On July 21, 2020, the Company issued 833,333 of its common shares, par value $0.004 per share, in a registered direct offering and PP Warrants to purchase 833,333 common shares in a concurrent private placement for a purchase price of $18 per common share and PP Warrant. The exercise price of each PP Warrant was $18 per share. Concurrently with this offering the exercise price of the PP Warrants issued on June 30, 2020, were reduced to $18 per share. Total proceeds amounted to $13,950 before issuance expenses.

The PP Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the resale of the common shares underlying the private placement warrants under the Securities Act is not effective or available at any time after the six month anniversary of the date of issuance of the private placement warrants, the holder may, in its sole discretion, elect to exercise the private placement warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2021 and 2020, no PP Warrants had been exercised and the Company had 1,291,833 PP Warrants outstanding to purchase an aggregate of 1,291,833 common shares.

On December 10, 2020, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue in a registered direct offering to issue (a) 1,256,765 of its common shares, par value $0.004 per share, (b) pre-funded warrants to purchase 155,000 common shares, par value $0.004 per share, (“December 2020 Pre-Funded Warrants”), and (c) warrants (“December 2020 Warrants”) to purchase 1,270,587 common shares with an exercise price of $8.50 per share. On December 9, 2020, the Company issued 1,256,765 of its common shares, par value $0.004 per share, pursuant to this agreement. Total proceeds amounted to $11,159 before issuance expenses.

The December 2020 Pre-Funded Warrants are exercisable at any time after their original issuance until exercised in full. The Pre-Funded Warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. The exercise price for the December 2020 Pre-Funded Warrants is $0.01 per share. The December 2020 Pre-Funded Warrants are exercisable at any time after their original issuance until exercised in full.

As at December 31, 2020, 25,000 December 2020 Pre-Funded Warrants had been exercised, resulting to net proceeds of $0.25 and the Company had 130,000 December 2020 Pre-Funded Warrants outstanding to purchase an aggregate of 130,000 common shares. On January 13, 2021, the remaining 130,000 December 2020 Pre-Funded Warrants were exercised, resulting to net proceeds of $1.3 and the issuance of 130,000 common shares.

9.       Share Capital and Share Premium (continued)

The December 2020 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2021 and 2020, no December 2020 Warrants had been exercised and the Company had December 2020 Warrants outstanding to purchase an aggregate of 1,270,587 common shares.

Total transaction costs for the issuance of common shares in relation to the offerings in 2020 amounted to $1,079.

On January 29, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue (a) 2,155,000 common shares, par value $0.004 per share, (b) pre-funded warrants to purchase 445,000 common shares, par value $0.004 per share and (c) warrants (the “January 2021 Warrants”) to purchase 1,950,000 common shares, par value $0.004 per share, at an exercise price of $6.25 per share. Total proceeds, net of commission retained by the placement agent, amounted to $15,108, before issuance expenses of $120. All 445,000 pre-funded warrants were exercised subsequently with total proceeds of $5.

The January 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2021, no January 2021 Warrants had been exercised and the Company had January 2021 Warrants outstanding to purchase an aggregate of 1,950,000 common shares.

On February 17, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue (a) 3,850,000 common shares par value $0.004 per share, (b) pre-funded warrants to purchase 950,000 common shares, par value $0.004 par value, and (c) warrants (the “February 2021 Warrants”) to purchase 4,800,000 common shares, par value $0.004 per share, at an exercise price of $6.25 per share. Total proceeds, net of commission retained by the placement agent, amounted to $27,891, before issuance expenses of $152. All 950,000 pre-funded warrants were exercised subsequently with total proceeds of $10.

The February 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2021, no February 2021 Warrants had been exercised and the Company had February 2021 Warrants outstanding to purchase an aggregate of 4,800,000 common shares.

On June 29, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue (a) 8,900,000 common shares par value $0.004 per share, (b) pre-funded warrants to purchase 1,100,000 common shares, par value $0.004 par value, and (c) warrants (the “June 2021 Warrants”) to purchase 10,000,000 common shares, par value $0.004 per share, at an exercise price of $5.00 per share. Total proceeds, net of commission retained by the placement agent, amounted to $46,581, before issuance expenses of approximately $129. As at September 30, 2021, 1,100,000 pre-funded warrants were exercised and the total proceeds amounted to $11.

9.       Share Capital and Share Premium (continued)

The June 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2021, no June 2021 Warrants had been exercised and the Company had June 2021 Warrants outstanding to purchase an aggregate of 10,000,000 common shares.

Total transaction costs for the issuance of common shares in relation to the offerings in 2021 amounted to $401.

The Company’s warrants were classified as equity in accordance with the provisions of IAS 32.meet the classification criteria as per IAS 32 and, accordingly, are classified in equity.

Share premium includes the contribution of Globus’ shareholders to the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the Globus initial and follow-on public offerings, the effects of the settlement of the related party loans (note 4) with the issuance of the Company’s common shares and the effects of the share-based payments described in note 12. Accordingly, at December 31, 2021, 2020 and 2019, Globus share premium amounted to $284,406, $195,102 and $145,527, respectively.